SECURITIES	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
SECURITIES
NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to- maturity securities at December 31, 2015 and 2014, follows:

	December 31, 2015
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$19,479,107	$144,408	$12,565	$19,610,950
Tax-exempt and taxable obligations of states and municipal subdivisions	95,631,123	2,361,599	103,391	97,889,331
Mortgage-backed securities	98,222,658	1,127,562	425,100	98,925,120
Corporate obligations	23,494,670	62,408	1,210,996	22,346,082
Other	1,255,483	-	294,540	960,943
	$238,083,041	$3,695,977	$2,046,592	$239,732,426
Held-to-maturity securities:
Mortgage-backed securities	$1,092,120	$15,712	$-	$1,107,832
Taxable obligations of states and municipal subdivisions	6,000,000	1,440,000	-	7,440,000
	$7,092,120	$1,455,712	$-	$8,547,832

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$27,225,335	$199,851	$53,550	$27,371,636
Tax-exempt and taxable obligations of states and municipal subdivisions	101,873,361	2,896,657	187,598	104,582,420
Mortgage-backed securities	91,697,199	1,579,218	240,805	93,035,612
Corporate obligations	29,952,502	140,556	1,307,782	28,785,276
Other	1,255,483	-	283,981	971,502
	$252,003,880	$4,816,282	$2,073,716	$254,746,446
Held-to-maturity securities:
Mortgage-backed securities	$2,192,741	$20,875	$-	$2,213,616
Taxable obligations of states and municipal subdivisions	6,000,000	1,780,200	-	7,780,200
	$8,192,741	$1,801,075	$-	$9,993,816

The scheduled maturities of securities at December 31, 2015, were as follows:

	Available-for-Sale		Held-to-Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due less than one year	$22,350,096	$22,429,139	$-	$-
Due after one year through five years	59,279,860	59,825,406	-	-
Due after five years through ten years	41,007,663	42,484,543	6,000,000	7,440,000
Due after ten years	17,222,764	16,068,218	-	-
Mortgage-backed securities	98,222,658	98,925,120	1,092,120	1,107,832
	$238,083,041	$239,732,426	$7,092,120	$8,547,832

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

No gain or loss was realized from the sale of available-for-sale securities in 2015 and a gain of $237,173 was realized in 2014. No other-than-temporary impairment losses were recognized for the years ended December 31, 2015 and 2014.

Securities with a carrying value of $215,726,751 and $191,534,036 at December 31, 2015 and 2014, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2015 and 2014, were as follows:

	2015
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$4,975,580	$12,565	$-	$-	$4,975,580	$12,565
Tax-exempt and taxable obligations of states and municipal subdivisions	12,762,528	50,055	3,049,129	53,336	15,811,657	103,391
Mortgage-backed securities	36,024,587	370,514	2,507,036	54,586	38,531,623	425,100
Corporate obligations	8,531,765	28,627	3,144,333	1,182,369	11,676,098	1,210,996
Other	-	-	960,943	294,540	960,943	294,540
	$62,294,460	$461,761	$9,661,441	$1,584,831	$71,955,901	$2,046,592

	2014
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$5,510,325	$16,481	$3,451,215	$37,069	$8,961,540	$53,550
Tax-exempt and taxable obligations of states and municipal subdivisions	9,191,726	28,694	10,667,122	158,904	19,858,848	187,598
Mortgage-backed securities	156,589	5,207	19,319,269	235,598	19,475,858	240,805
Corporate obligations	6,910,425	32,096	6,580,925	1,275,686	13,491,350	1,307,782
Other	-	-	971,502	283,981	971,502	283,981
	$21,769,065	$82,478	$40,990,033	$1,991,238	$62,759,098	$2,073,716

Approximately 18% of the number of securities in the investment portfolio at December 31, 2015, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.